Income Taxes (Reconciliation of Unrecognized Tax Benefits on Domestic and Foreign Tax Positions) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation for unrecognized tax benefits on the Company's domestic and foreign tax positions
Gross unrecognized tax benefits at beginning of year	$ 52	$ 64	$ 92
Increases for:
Tax positions related to the current year	4	3	4
Decrease for:
Tax positions related to prior years	(8)	(10)	(32)
Settlements	(2)	(5)	0
Gross unrecognized tax benefits at end of year	46	52	64
Adjustments to reflect tax treaties and other arrangements	(14)	(14)	(17)
Net unrecognized tax benefits at end of year	$ 32	$ 38	$ 47